Collaborations and Licensing Arrangements - Narrative (Details)	1 Months Ended
	Oct. 31, 2020	Jun. 30, 2020
Neurocrine Biosciences, Inc.
Disclosure of detailed information about intangible assets [line items]
Percentage profit share		50.00%
Arrowhead Pharmaceuticals Inc.
Disclosure of detailed information about intangible assets [line items]
Percentage profit share	50.00%